UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JANUARY 31, 2019

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 106.5%
COMMUNICATION SERVICES - 23.0%
Diversified Telecommunication Services - 3.1%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,120,000	$1,143,520	(a)(b)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	1,000,000	915,000
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,660,000	2,776,375	(a)(b)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,660,000	2,328,298
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,220,000	1,163,575	(a)(b)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	300,000	289,500	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	8,459,000	7,063,265	(a)(b)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	3,950,000	2,982,250	(a)(b)

Total Diversified Telecommunication Services				18,661,783

Entertainment - 0.9%
Netflix Inc., Senior Notes	5.875%	11/15/28	3,305,000	3,358,706	(a)(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	2,305,000	2,379,913	(a)(b)

Total Entertainment				5,738,619

Interactive Media & Services - 0.4%
Match Group Inc., Senior Notes	6.375%	6/1/24	1,170,000	1,227,038	(b)
Match Group Inc., Senior Notes	5.000%	12/15/27	1,390,000	1,369,428	(a)(b)

Total Interactive Media & Services				2,596,466

Media - 12.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,950,000	7,681,608	(a)(b)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	9,390,000	9,248,211	(a)(b)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	15,030,000	14,635,462	(a)(b)
American Media LLC, Secured Notes	10.500%	12/31/26	880,000	880,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	4,850,000	4,698,292	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	1,100,000	1,105,830	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	8,060,000	7,677,150	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,680,000	4,728,600	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	14,809,000	12,772,762	(b)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	3,210,000	2,961,225	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,710,000	1,738,301	(a)(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	3,600,000	3,559,500	(a)(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,610,000	1,585,850	(a)

Total Media				73,272,791

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 6.5%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	400,000	$432,920	(a)(b)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,510,000	2,632,36	(a)(b)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	5,649,000	6,525,668	(a)(b)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,000,000	963,750	(a)(b)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,390,000	1,410,850	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,189,000	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	5,687,000	(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	2,300,000	2,392,000	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,285,000	4,986,669	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,631,000	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	117,150	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,900,000	1,952,250	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	310,000	328,600	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,775,423	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	700,000	767,158	(a)(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,499,815	(a)(b)

Total Wireless Telecommunication Services				39,291,615

TOTAL COMMUNICATION SERVICES				139,561,274

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 2.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,333,000	4,026,415	(a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	209,000	204,036
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	1,650,000	1,592,250	(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,121,000	3,961,312	(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,260,000	2,203,500	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,940,000	2,837,372	(a)(b)

Total Auto Components				14,824,885

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 1.7%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	3,420,000		$3,445,650	(a)(b)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	3,300,000		3,498,000	(a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,288,550	(b)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,000,000		988,750	(a)

Total Diversified Consumer Services					10,220,950

Hotels, Restaurants & Leisure - 2.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	2,950,000		2,861,500	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,910,000		1,955,362	(b)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	640,000		633,600	(a)(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,803,000		1,940,479	(a)(b)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	2,950,000		2,964,750	(a)(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	750,000		735,000	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,270,000		3,204,273	(a)(b)

Total Hotels, Restaurants & Leisure					14,294,964

Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	3,140,000		2,986,925	(b)

Specialty Retail - 3.7%
Hertz Corp., Senior Notes	5.875%	10/15/20	2,520,000		2,504,250	(b)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,360,000	EUR	1,474,911	(c)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	6,400,000		6,240,000	(a)(b)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	9,690,000		7,658,007	(a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	4,670,000		4,574,265	(b)

Total Specialty Retail					22,451,433

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.4%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	1,000,000	EUR	$984,971	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,300,000		1,251,250	(a)(b)

Total Textiles, Apparel & Luxury Goods					2,236,221

TOTAL CONSUMER DISCRETIONARY					67,015,378

CONSUMER STAPLES - 1.7%
Food Products - 0.9%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	330,000		325,050	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	5,365,000		5,190,637	(a)(b)

Total Food Products					5,515,687

Household Products - 0.8%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,720,000		1,720,000	(b)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	3,060,000		3,030,318	(b)

Total Household Products					4,750,318

TOTAL CONSUMER STAPLES					10,266,005

ENERGY - 21.1%
Energy Equipment & Services - 0.7%
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	2,990,000		2,392,000	(a)
Pride International LLC, Senior Notes	7.875%	8/15/40	920,000		731,400	(b)
Transocean Inc., Senior Notes	9.000%	7/15/23	378,000		395,834	(a)(b)
Transocean Inc., Senior Notes	6.800%	3/15/38	1,035,000		784,013	(b)

Total Energy Equipment & Services					4,303,247

Oil, Gas & Consumable Fuels - 20.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	810,000		845,437	(b)
Berry Petroleum Co. Escrow	—	—	1,550,000		0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,260,000		2,293,900	(a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	690,000		682,238	(a)(b)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	1,120,000		1,182,675	(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	4,340,000		4,415,950	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	940,000		922,375	(b)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	700,000		661,500	(b)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	4,810,000		4,629,625	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,220,000		3,077,060	(b)
Ecopetrol SA, Senior Notes	5.375%	6/26/26	7,000,000		7,280,000	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	$2,474,375	(b)
Gazprom OAO Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	2,550,000	2,693,578	(a)(b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	3,180,000	2,931,562	(b)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	3,000,000	3,041,640	(a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,440,514	(b)
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	2,040,000	2,043,468	(a)(b)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,600,000	1,593,016	(a)(b)
Magnum Hunter Resources Corp. Escrow	—	—	8,070,000	0	*(d)(e)(f)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	8,210,000	7,286,375	(a)(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,274,566	(a)(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,238,000	3,189,430	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,540,000	1,530,375	(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	799,720
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,320,000	4,322,160	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	10,320,000	10,147,656	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	6,679,580
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	620,000	155,620	*(c)(g)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,370,000	1,317,940	(b)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,600,000	1,396,000
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,275,000	2,183,431	(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	3,680,000	3,339,600	(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,330,000	1,522,451	(a)(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,537,250	(a)(b)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	70,000	63,788	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,400,000	1,419,250	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,150,000	$1,188,801	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	6,525,000	6,145,734	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	1,430,000	1,491,604	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	7,600,000	7,123,480	(a)(b)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,530,000	1,518,525	(b)
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	1,540,000	1,516,900	(b)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	1,039,234	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,323,072	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	948,228	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	4,125,189	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,070,000	1,195,725	(b)
YPF SA, Senior Notes	6.950%	7/21/27	4,430,000	3,983,456	(a)

Total Oil, Gas & Consumable Fuels				123,974,053

TOTAL ENERGY				128,277,300

FINANCIALS - 16.1%
Banks - 11.6%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,550,000	2,747,485	(b)(h)(i)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,970,000	2,231,746	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,950,000	3,147,901	(b)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,000,000	1,812,500	(a)(i)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000	1,892,400	(a)(b)(h)(i)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,060,000	1,089,150	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	2,801,000	2,871,025	(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,900,000	2,889,778	(b)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	10,120,000		$10,261,427	(b)(h)(i)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000		2,726,663	(a)(b)(h)(i)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,710,000		1,761,300	(a)(b)(h)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	2,640,000		2,544,894	(b)(h)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	4,100,000		4,001,477	(b)(h)(i)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	5,280,000		4,850,607	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	7,490,000		6,948,341	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,570,000		1,610,561	(b)(h)(i)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,410,000		2,469,250	(b)(h)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	3,530,000		4,317,614	(b)(h)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	1,370,000		1,462,064	(b)(h)(i)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,640,000	GBP	2,221,590	(b)(c)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	3,820,000		$3,829,397	(c)(i)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000		2,298,758	(a)(b)

Total Banks					69,985,928

Capital Markets - 2.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	3,920,000		3,886,582	(a)(h)(i)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	2,080,000		2,067,000	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000		2,830,023	(b)
UBS Group Funding Switzerland AG, Senior Notes (7.000% to 1/31/24 then USD 5 year Swap Rate + 4.344%)	7.000%	1/31/24	3,290,000		3,318,787	(a)(h)(i)

Total Capital Markets					12,102,392

Consumer Finance - 0.3%
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000		1,880,510

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	890,000		901,070
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,390,000		1,396,165
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	2,220,000		1,121,100	(a)(b)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	993,000		1,005,413	(a)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	310,000		312,665
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000		2,316,989	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	760,000		794,204	(b)
Nationwide Building Society, Junior Subordinated Notes (6.875% to 6/20/19 then GBP 5 year Swap Rate + 4.880%)	6.875%	6/20/19	1,140,000	GBP	1,513,370	(b)(c)(h)(i)
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000		1,105,650	(b)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	1,700,000		1,762,679	(a)(b)

Total Diversified Financial Services					12,229,305

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	$1,314,500	(a)(b)

TOTAL FINANCIALS				97,512,635

HEALTH CARE - 7.6%
Health Care Providers & Services - 4.5%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,740,000	1,513,800	(a)(b)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	4,552,000	4,756,840	(e)(i)(j)
Centene Corp., Senior Notes	5.625%	2/15/21	1,020,000	1,037,850	(b)
Centene Corp., Senior Notes	6.125%	2/15/24	810,000	850,500	(b)
Centene Corp., Senior Notes	4.750%	1/15/25	2,500,000	2,540,625	(b)
DaVita Inc., Senior Notes	5.125%	7/15/24	2,460,000	2,436,138	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	2,500,000	2,415,625	(b)
HCA Inc., Senior Notes	5.625%	9/1/28	5,760,000	5,970,586	(b)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,210,512	(b)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	1,090,000	1,146,544	(b)
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	2,500,000	2,448,950	(b)

Total Health Care Providers & Services				27,327,970

Pharmaceuticals - 3.1%
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	840,000	825,300	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	740,000	779,294	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	5,510,000	5,220,725	(a)(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	500,000	535,000	(a)(b)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	480,000	394,200	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	6,330,000	5,927,230
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	5,114,000	4,836,776

Total Pharmaceuticals				18,518,525

TOTAL HEALTH CARE				45,846,495

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 7.1%
Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	754,000	$772,850	(a)(b)

Airlines - 0.7%
Continental Airlines Inc., Pass-Through Trust	5.983%	4/19/22	3,419,359	3,569,981	(b)
Delta Air Lines Inc, Pass-Through Trust	8.021%	8/10/22	699,238	761,540	(b)

Total Airlines				4,331,521

Building Products - 0.9%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	3,170,000	2,971,875	(a)(b)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	2,605,000	2,364,819	(a)(b)

Total Building Products				5,336,694

Commercial Services & Supplies - 2.1%
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	230,000	233,450
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	7,840,000	8,153,600	(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	156,000	154,097
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,075,000	3,876,344	(b)

Total Commercial Services & Supplies				12,417,491

Containers & Packaging - 0.3%
Berry Global Inc., Secured Notes	4.500%	2/15/26	2,130,000	2,012,850	(a)(b)

Electrical Equipment - 0.1%
Resideo Funding Inc., Senior Notes	6.125%	11/1/26	790,000	815,675	(a)(b)

Industrial Conglomerates - 0.3%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,780,000	1,560,125	(h)(i)

Machinery - 1.1%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	570,000	562,875	(a)(b)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	2,565,000	2,398,275	(a)(b)
CFX Escrow Corp., Senior Notes	6.000%	2/15/24	920,000	920,000	(a)
CFX Escrow Corp., Senior Notes	6.375%	2/15/26	400,000	400,000	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,760,000	1,746,800	(a)(b)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	926,000	905,165	(b)

Total Machinery				6,933,115

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Marine - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes	8.125%	11/15/21	3,610,000	$2,743,600	(a)(b)

Trading Companies & Distributors - 0.8%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	5,380,000	5,030,300	(a)(b)

Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	1,355,000	1,192,400	(a)(b)

TOTAL INDUSTRIALS				43,146,621

INFORMATION TECHNOLOGY - 2.3%
Software - 0.6%
CDK Global Inc., Senior Notes	5.875%	6/15/26	2,190,000	2,245,407	(b)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	1,420,000	1,428,875	(a)(b)

Total Software				3,674,282

Technology Hardware, Storage & Peripherals - 1.7%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	740,000	781,322	(a)(b)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000	1,681,249	(b)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000	805,205	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	450,056
Western Digital Corp., Senior Notes	4.750%	2/15/26	7,048,000	6,572,260	(b)

Total Technology Hardware, Storage & Peripherals				10,290,092

TOTAL INFORMATION TECHNOLOGY				13,964,374

MATERIALS - 13.5%
Chemicals - 0.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000	791,875	(b)(c)
Braskem Netherlands Finance BV, Senior Notes	3.500%	1/10/23	600,000	583,170	(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,000,000	1,872,500	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	430,000	437,525	(b)

Total Chemicals				3,685,070

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,530,000	1,565,527	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 3.5%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	5,069,515	$4,467,510	(a)(k)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,130,000	1,172,375	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	6,702,000	6,534,450	(a)(b)
Greif Inc., Senior Notes	6.500%	3/1/27	2,930,000	2,955,638	(a)(l)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	915,400	(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	5,220,000	5,206,950	(b)

Total Containers & Packaging				21,252,323

Metals & Mining - 7.7%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,020,000	1,067,593	(a)(b)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	2,450,000	2,597,000	(a)(b)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	2,416,000	2,452,240	(a)(b)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	590,000	589,953	(a)(b)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	2,040,000	2,079,714	(a)(b)
ArcelorMittal, Senior Notes	7.000%	10/15/39	3,200,000	3,511,827	(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	7,260,000	7,255,462	(a)(b)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000	29,738	(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,060,000	1,050,725	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000	737,200	(b)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,870,000	1,961,162	(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	872,463	(b)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	4,605,000	4,432,312	(b)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,320,000	1,178,100	(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,310,000	4,593,150	(b)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	1,180,000	1,221,300	(a)(b)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	690,000	712,425	(a)(b)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,862,131	10,733	*(a)(m)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	620,000	619,194	(a)(b)
Southern Copper Corp., Senior Notes	3.875%	4/23/25	2,000,000	1,987,655	(b)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,780,000	3,002,372	(a)(b)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,784,000	1,792,028	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,300,400	(b)

Total Metals & Mining				47,054,746

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 1.4%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,509,000	$1,532,208	(b)
Mercer International Inc., Senior Notes	7.375%	1/15/25	3,300,000	3,366,000	(a)(b)
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	1,160,000	1,116,500	(a)(b)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	2,250,000	2,362,500	(a)(b)

Total Paper & Forest Products				8,377,208

TOTAL MATERIALS				81,934,874

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	290,000	288,550	(b)
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,440,000	1,395,000	(b)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	200,000	188,250	(b)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	470,000	401,850
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	3,230,000	3,003,900	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	1,020,000	1,071,000	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,590,000	1,605,900	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,732,000	1,690,432	(b)

Total Equity Real Estate Investment Trusts (REITs)				9,644,882

Real Estate Management & Development - 0.2%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	1,230,000	1,119,448	(a)(b)

TOTAL REAL ESTATE				10,764,330

UTILITIES - 1.3%
Electric Utilities - 0.2%
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,160,000	1,104,912	(b)(c)

Gas Utilities - 0.7%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	4,850,000	4,607,500	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 0.4%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	2,380,000		$2,241,898	(a)(b)

TOTAL UTILITIES					7,954,310

TOTAL CORPORATE BONDS & NOTES (Cost - $612,287,882)					646,243,596

SOVEREIGN BONDS - 15.0%
Argentina - 3.0%
Argentina Bonar Bonds (Argentina BADLAR Private Deposit Rate + 2.500%)	49.105%	3/11/19	9,360,000	ARS	251,729	(i)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	51.654%	6/21/20	70,470,000	ARS	2,082,524	(i)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	10,570,000		8,442,788
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	22,293,263	ARS	562,536
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,980,000		6,583,500	(a)

Total Argentina					17,923,077

Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	4,502,000	BRL	1,296,547
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	24,359,000	BRL	7,091,373
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,500,000		1,495,890

Total Brazil					9,883,810

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	4.500%	1/28/26	1,000,000		1,031,875
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,500,000		1,483,125

Total Colombia					2,515,000

Costa Rica - 0.3%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	2,000,000		1,817,500	(a)

Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	1,500,000		1,526,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 1.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	2,120,000		$2,248,154	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	5,960,000		5,849,442	(a)

Total Ecuador					8,097,596

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	2,370,000		2,262,165	(a)

Honduras - 0.4%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	2,450,000		2,526,415	(a)

Hungary - 0.3%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	1,658,000		1,813,466

Indonesia - 3.0%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	5,760,000		5,633,165	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	10,190,000		9,709,399
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	41,810,000,000	IDR	2,938,187

Total Indonesia					18,280,751

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	452,500		418,142	(a)

Mexico - 0.4%
Mexican Bonos, Bonds	6.500%	6/9/22	30,000,000	MXN	1,491,399
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	1,000,000		954,750

Total Mexico					2,446,149

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,130,000		1,088,009	(c)

Russia - 1.2%
Russian Federal Bond - OFZ	7.750%	9/16/26	490,380,000	RUB	7,441,743

Turkey - 1.1%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,900,000		3,446,438
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	3,875,000		3,523,293

Total Turkey					6,969,731

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ukraine - 0.3%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	2,000,000		$1,709,596	(a)

Uruguay - 0.5%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	82,160,000	UYU	2,540,536	(c)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	21,960,000	UYU	595,262	(c)

Total Uruguay					3,135,798

Venezuela - 0.2%
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	2,000,000		631,400	*(c)(g)
Venezuela Government International Bond, Senior Notes	9.375%	1/13/34	1,164,000		409,670	*(g)

Total Venezuela					1,041,070

TOTAL SOVEREIGN BONDS (Cost - $90,630,770)					90,896,268

SENIOR LOANS - 10.2%
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.1%
UnityMedia Hessen GmbH & Co. KG, Senior Facility B (1 mo. USD LIBOR + 2.250%)	4.759%	9/30/25	720,000		709,470	(i)(n)(o)

Media - 1.3%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	5,345,884		5,283,738	(i)(n)(o)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.313%	3/14/25	2,377,013		2,369,585	(i)(n)(o)

Total Media					7,653,323

TOTAL COMMUNICATION SERVICES					8,362,793

CONSUMER DISCRETIONARY - 4.3%
Hotels, Restaurants & Leisure - 3.6%
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.249%	3/11/25	8,745,668		8,698,293	(i)(n)(o)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.260%	10/25/23	11,087,185		10,981,857	(i)(n)(o)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.249%	5/30/25	2,130,900		2,099,380	(i)(n)(o)

Total Hotels, Restaurants & Leisure					21,779,530

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.6%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.520%	3/11/22	4,511,490	$3,793,680	(i)(n)(o)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan (3 mo. USD LIBOR + 5.500%)	8.300%	10/30/20	544,922	427,764	(e)(i)(n)(o)

TOTAL CONSUMER DISCRETIONARY				26,000,974

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Travelport Finance (Luxembourg) SARL, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	5.116%	3/17/25	1,900,214	1,895,595	(i)(n)(o)

INDUSTRIALS - 1.5%
Air Freight & Logistics - 1.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.503%	1/15/25	5,988,741	5,939,334	(i)(n)(o)

Professional Services - 0.5%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.499%	4/9/23	3,350,530	3,315,228	(i)(n)(o)

TOTAL INDUSTRIALS				9,254,562

INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.9%
First Data Corp., 2024A New Dollar Term Loan (1 mo. USD LIBOR + 2.000%)	4.519%	4/26/24	5,620,650	5,606,013	(i)(n)(o)

MATERIALS - 1.0%
Containers & Packaging - 1.0%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.000%)	4.516%	10/1/22	6,044,003	5,966,568	(i)(n)(o)

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Iron Mountain Information Management LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	4.249%	1/2/26	3,970,000	3,843,409	(i)(n)(o)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.508%	2/7/23	839,980	839,980	(e)(i)(k)(n)(o)

TOTAL SENIOR LOANS (Cost - $62,417,986)				61,769,894

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.5%
U.S. Government Obligations - 3.5%
U.S. Treasury Notes	1.875%	1/31/22	5,000,000	$4,919,141
U.S. Treasury Notes	1.875%	8/31/22	3,400,000	3,335,187	(p)
U.S. Treasury Notes	2.000%	10/31/22	2,400,000	2,362,875
U.S. Treasury Notes	1.625%	5/31/23	1,000,000	966,426	(p)
U.S. Treasury Notes	2.750%	7/31/23	1,000,000	1,013,145
U.S. Treasury Notes	2.750%	8/31/23	4,000,000	4,054,844	(p)
U.S. Treasury Notes	2.875%	10/31/23	1,500,000	1,528,857
U.S. Treasury Notes	2.125%	3/31/24	3,000,000	2,951,953	(p)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $20,880,288)				21,132,428

			SHARES
COMMON STOCKS - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			166,350	50,005	*(d)(e)

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Hercules Offshore Inc. (Escrow)			96,800	77,425	*(d)(e)
KCAD Holdings I Ltd.			533,873,172	1,348,030	*(d)(e)

Total Energy Equipment & Services				1,425,455

Oil, Gas & Consumable Fuels - 1.1%
Berry Petroleum Corp.			370,182	4,364,446
Blue Ridge Mountain Resources Inc.			416,831	2,034,135	*(b)
MWO Holdings LLC			1,069	82,569	*(d)(e)

Total Oil, Gas & Consumable Fuels				6,481,150

TOTAL ENERGY				7,906,605

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			56,930	1,238,227	*

TOTAL COMMON STOCKS (Cost - $23,948,610)				9,194,837

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 1.0%
Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	780,000		$729,202	(b)
Twitter Inc., Senior Notes	0.250%	6/15/24	370,000		344,708	(a)

Total Interactive Media & Services					1,073,910

Media - 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	5,940,000		4,934,804	(b)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,183,521)					6,008,714

			SHARES
PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $3,419,137)	8.401%		155,800		4,067,938	(b)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $819,768,194)					839,313,675

			FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.3%
SOVEREIGN BONDS - 0.2%
Argentina Treasury Bill	(61.128)%	3/29/19	7,772,000	ARS	241,430	(q)
Argentina Treasury Bill	(35.061)%	5/31/19	38,350,000	ARS	1,184,625	(q)

TOTAL SOVEREIGN BONDS (Cost - $1,228,345)					1,426,055

			SHARES
MONEY MARKET FUNDS - 1.1%
Dreyfus Government Cash Management, Institutional Shares (Cost - $6,724,714)	2.359%		6,724,714		6,724,714

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,953,059)					8,150,769

TOTAL INVESTMENTS - 139.7% (Cost - $827,721,253)					847,464,444
Liabilities in Excess of Other Assets - (39.7)%					(240,898,694)

TOTAL NET ASSETS - 100.0%					$606,565,750

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Value is less than $1.

(g)	The coupon payment on these securities is currently in default as of January 31, 2019.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Restricted security (Note 2).

(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)	The maturity principal is currently in default as of January 31, 2019.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements. (q) Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

At January 31, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank Securities Inc.	2.630%	11/16/2018	2/15/2019	$2,808,750	U.S. Government & Agency Obligations	$2,951,953
Deutsche Bank Securities Inc.	2.720%	1/28/2019	4/11/2019	3,259,750	U.S. Government & Agency Obligations	$3,335,187
Deutsche Bank Securities Inc.	2.720%	1/11/2019	4/11/2019	4,920,000	U.S. Government & Agency Obligations	$5,021,270

				$10,988,500		$11,308,410

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	123,091	USD	158,159	Barclays Bank PLC	4/17/19	$3,932
USD	3,407,898	BRL	12,660,000	Barclays Bank PLC	4/17/19	(45,165)
USD	174,098	EUR	150,000	Barclays Bank PLC	4/17/19	1,261
USD	1,331,452	EUR	1,150,000	Barclays Bank PLC	4/17/19	6,364
USD	354,800	EUR	305,658	Citibank N.A.	4/17/19	2,606
USD	394,222	GBP	307,151	Citibank N.A.	4/17/19	(10,248)

Total						$(41,250)

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$128,277,300	$0	*	$128,277,300
Health Care	—	41,089,655	4,756,840		45,846,495
Other Corporate Bonds & Notes	—	472,119,801	—		472,119,801
Sovereign Bonds	—	90,896,268	—		90,896,268
Senior Loans:
Consumer Discretionary	—	25,573,210	427,764		26,000,974
Utilities	—	—	839,980		839,980
Other Senior Loans	—	34,928,940	—		34,928,940
U.S. Government & Agency Obligations	—	21,132,428	—		21,132,428
Common Stocks:
Consumer Discretionary	—	—	50,005		50,005
Energy	$6,398,581	—	1,508,024		7,906,605
Utilities	—	1,238,227	—		1,238,227
Convertible Bonds & Notes	—	6,008,714	—		6,008,714
Preferred Stocks	4,067,938	—	—		4,067,938

Total Long-Term Investments	$10,466,519	$821,264,543	$7,582,613		$839,313,675

Short-Term Investments†:
Sovereign Bonds	—	1,426,055	—		1,426,055
Money Market Funds	6,724,714	—	—		6,724,714

Total Short-Term Investments	$6,724,714	$1,426,055	—		$8,150,769

Total Investments	$17,191,233	$822,690,598	$7,582,613		$847,464,444

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$14,163	—		$14,163

Total	$17,191,233	$822,704,761	$7,582,613		$847,478,607

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$55,413	—		$55,413

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities valued $4,364,446 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2018		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Consumer Discretionary	$2,647,579		—	—	—	$293,355
Energy	0	*	—	—	—	—
Health Care	4,756,840		$6,093	—	$(6,093)	—
Senior Loans:
Consumer Discretionary	2,786,165		(4,308)	$(451,274)	693,730	1,609,635
Energy	129,100		5	100	22,677	—
Utilities	—		—	—	—	—
Common Stocks:
Consumer Discretionary	2,871,201		—	1,760,590	(2,488,496)	0	*
Energy	6,308,022		—	1	(2,644,797)	—
Industrials	426,407		—	(850,685)	425,321	—
Utilities	1,081,670		—	—	156,557	—
Preferred Stocks:
Industrials	500,399		—	(3,806,177)	3,321,428	—

Total	$21,507,383		$1,790	$(3,347,445)	$(519,673)	$1,902,990

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of January 31, 2019		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2019[1]
Corporate Bonds & Notes:
Consumer Discretionary	$(2,940,934)	—	—	—		—
Energy	—	—	—	$0	*	—
Health Care	—	—	—	4,756,840		$(6,093)
Senior Loans:
Consumer Discretionary	(4,633,948)	$427,764	—	427,764		—
Energy	(151,882)	—	—	—		—
Utilities	—	839,980	—	839,980		—
Common Stocks:
Consumer Discretionary	(2,093,290)	—	—	50,005		50,005
Energy	(121,067)	—	$(2,034,135)	1,508,024		(1,502,680)
Industrials	(1,043)	—	—	—		—
Utilities	—	—	(1,238,227)	—		—
Preferred Stocks:
Industrials	(15,650)	—	—	—		—

Total	$(9,957,814)	$1,267,744	$(3,272,362)	$7,582,613		$(1,458,768)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 1/31/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$4,552,000	6/17	$4,518,865	$4,756,840	$104.50	0.78%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2019